Pension commitments, Net Liability (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Net liability [Abstract]
Present value of defined benefit obligations	$ 261.5	$ 221.2
Fair values of plan assets	(120.1)	(110.8)
Net liability	141.4	110.4
Germany [Member]
Net liability [Abstract]
Present value of defined benefit obligations	213.5	173.8
Fair values of plan assets	(92.0)	(82.1)
Net liability	121.5	91.7
Rest of World [Member]
Net liability [Abstract]
Present value of defined benefit obligations	48.0	47.4
Fair values of plan assets	(28.1)	(28.7)
Net liability	$ 19.9	$ 18.7